RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20.         RELATED PARTY BALANCES AND TRANSACTIONS

Details of major related party balances as of December 31, 2018 and 2019 are as follows:

(1)	Amounts due from related parties

As of December 31, 2018 and 2019, amounts due from related parties including both current and non-current were as follows:

		As of December 31,
	Note	2018	2019

Oak Pacific Investment	(i)	$93,880	$91,758
Beijing Infinities	(ii)	60,000	40,681
Others		829	7
Total		154,709	132,446
(i)

The balance of December 31, 2019 represents the US$88 million note issued by Oak Pacific Investment to Renren and US$4 million accrued interest income. In connection with the private placement transaction completed on June 21, 2018, OPI issued a note to Renren with an interest rate of 8.0% per year. The term of the note is the earlier of five years and the date upon which OPI and its subsidiaries no longer hold any shares of Social Finance Inc. In March 2019, the interest rate was increased to 8.5% per year in connection with a refinancing of Oak Pacific Investment’s debt obligations. In December 2019, OPI repaid the principal of US$9.6 million and the associated interests of US$0.4 million. The balance is included in amount due from related party, non-current at December 31, 2018 and 2019.

(ii)

The balance represents the receivable from Beijing Infinities in connection with the disposition of the SNS business. The balance includes, US$20 million receivable in cash related as current and US$40 receivable million in the form of Beijing Infinities shares to be issued to the Company related as non-current as of December 31, 2018. As of December 31, 2019, the unpaid cash consideration was US$13 million, with an allowance of US$12.4 million. As of December 31, 2019, US$681 is current and US$40,000 is non-current. Refer to Note 4 for further details.

(2)	Amounts due to related parties

		As of December 31,
	Note	2018	2019

Beijing Infinities		—	681
Others		55	93
Total		$55	$774

Details of major related party transactions for the years ended December 31, 2017, 2018 and 2019 are as follows:

(3)	Major transaction with related parties for amount due from related parties

	Years ended December 31,
	2017	2018	2019

Equity investments without readily determinable fair values	$8,591	$—	$—
Equity method investments	—	—	600
Oak Pacific Investment	—	93,880	7,878
Beijing Infinities	—	60,000	—

Total	$8,591	$153,880	$8,478

(4)	Transactions with related parties for amount due to related parties

	Years ended December 31,
	2017	2018	2019

Beijing Infinities	—	—	681
Oak Pacific Investment and its subsidiaries	$—	$1,834	$—
Others	333	5,418	38

Total	$333	$7,252	$719

(5)

In July 2012, the Company purchased $10,000 Series 2012‑A Senior Secured Sofi Loan Notes issued by SoFi Lending Corp., a subsidiary of SoFi. Oak Pacific Holdings is a shareholder of SoFi and the Company’s chairman and CEO, Joe Chen, is a director of SoFi. In September 2012, March 2014, January and February 2015, and October 2015, the Company invested $49,000,  $20,789,  $22,331 and $150,000 in newly issued Series B preferred shares, Series D preferred shares, Series E preferred shares and Series F preferred shares of SoFi, respectively, concurrently with a group of other investors. These transactions were approved by the independent, disinterested members of the Company’s board and the audit committee of the board.

In April 2017, the Company disposed 5,719,986 preferred shares of SoFi for total net proceeds of $91,926, recording a realized gain amounting to $58,335.